Summary of Significant Accounting Policies (Details) (Peoples Republic Of China [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Peoples Republic Of China [Member]
0-30 days	$ 40,749,342	$ 37,987,405
31-60 days	28,065,490	8,791,929
61-90 days	26,651,442	0
Greater than 90 days	4,012,489	0
Total	$ 99,478,763	$ 46,779,334
% of total markers receivable	41.00%	19.00%